Significant commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Future Minimum Lease Obligation Payable under Operating Lease Contracts	Future minimum lease obligation payable under those leases are as follows:

December 31, 2018
NT$000
Within 1 year	68,631
1 to 5 years	140,137
Over 5 years	111,446

320,214

Capital Expenditures that are Contracted for, but not Provided for	Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Property, plant and equipment	2,508,797	1,640,712